Prospectus Supplement

December 7, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 7, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectuses dated April 30, 2020

Global Infrastructure Portfolio (Class I)
Global Infrastructure Portfolio (Class II) (the "Funds")

Effective December 31, 2020, Theodore R. Bigman will no longer serve as a portfolio manager of the Funds. Accordingly, at such time, all references to Mr. Bigman will be removed from the Funds' Prospectuses.

Please retain this supplement for future reference.

Prospectus Supplement

December 7, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 7, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2020

Global Real Estate Portfolio (Class II) (the "Fund")

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser(s)	Date Began Managing Fund
Theodore R. Bigman	Managing Director of the Adviser	August 2006
Laurel Durkay	Managing Director of the Adviser	December 2020
Michiel te Paske	Managing Director of MSIM Limited	August 2006
Sven van Kemenade	Managing Director of MSIM Limited	August 2006
Angeline Ho	Managing Director of MSIM Company	August 2006
Desmond Foong	Managing Director of MSIM Company	April 2015

The first and second paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michiel te Paske, Sven van Kemenade, Angeline Ho, Desmond Foong and Laurel Durkay.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Ms. Durkay has been associated with the Adviser in an investment management capacity since December 2020. Prior to joining the Adviser, Ms. Durkay was a Senior Vice President and Global Portfolio Manager for Listed Real Estate at Cohen & Steers Capital Management. Mr. te Paske has been associated with MSIM Limited in an investment management capacity since 1997. Mr. van Kemenade has been associated with MSIM Limited in an investment management capacity since 1997. Ms. Ho has been associated with MSIM Company in an investment management capacity since 1997. Mr. Foong has been associated with MSIM Company in an investment management capacity since 2011.

Effective December 31, 2020, Theodore R. Bigman will no longer serve as a portfolio manager of the Fund. Accordingly, at such time, all references to Mr. Bigman will be removed from the Fund's Prospectus.

Please retain this supplement for future reference.

Prospectus Supplement

December 7, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 7, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectuses dated April 30, 2020

U.S. Real Estate Portfolio (Class I)
U.S. Real Estate Portfolio (Class II) (the "Funds")

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	March 1997
Laurel Durkay	Managing Director	December 2020

The first and second paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. The current members of the team responsible for the day-to-day management of the Fund are Theodore R. Bigman and Laurel Durkay.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Ms. Durkay has been associated with the Adviser in an investment management capacity since December 2020. Prior to joining the Adviser, Ms. Durkay was a Senior Vice President and Global Portfolio Manager for Listed Real Estate at Cohen & Steers Capital Management.

Effective December 31, 2020, Theodore R. Bigman will no longer serve as a portfolio manager of the Funds. Accordingly, at such time, all references to Mr. Bigman will be removed from the Funds' Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 7, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 7, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Infrastructure Portfolio (Class I)
Global Infrastructure Portfolio (Class II)
Global Real Estate Portfolio (Class II)
U.S. Real Estate Portfolio (Class I)
U.S. Real Estate Portfolio (Class II) (the "Funds")

The sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—Global Real Estate" and "Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—U.S. Real Estate" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Global Real Estate
Theodore R. Bigman*	7	$982.7 million	19	$3.7 billion	15	(1)	$1.2 billion(1)
Laurel Durkay*	0	$0	0	$0	0		$0
Michiel te Paske*	1	$265.1 million	7	$2.0 billion	6	(2)	$354.1 million(2)
Sven van Kemenade*	1	$265.1 million	7	$2.0 billion	6	(2)	$354.1 million(2)
Angeline Ho*	1	$265.1 million	7	$2.1 billion	1	(2)	$249.0 million(2)
Desmond Foong*	1	$265.1 million	7	$2.1 billion	1	(2)	$249.0 million(2)
U.S. Real Estate
Theodore R. Bigman*	7	$718.8 million	19	$3.7 billion	15	(1)	$1.2 billion(1)
Laurel Durkay*	0	$0	0	$0	0		$0

*  As of October 31, 2020

(1)  Of these other accounts, five accounts with a total of $350.6 million in assets had performance-based fees.

(2)  Of these other accounts, one account with a total of $115.2 million in assets had performance-based fees.

The sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Real Estate" and "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—U.S. Real Estate," is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Real Estate
Theodore R. Bigman*	NONE
Laurel Durkay*	NONE
Michiel te Paske*	NONE
Sven van Kemenade*	NONE
Angeline Ho*	NONE
Desmond Foong*	NONE
U.S. Real Estate
Theodore R. Bigman*	NONE
Laurel Durkay*	NONE

*  As of October 31, 2020.

Effective December 31, 2020, Theodore R. Bigman will no longer serve as a portfolio manager of the Funds. Accordingly, at such time, all references to Mr. Bigman will be removed from the Funds' Statement of Additional Information.

Please retain this supplement for future reference.